Trade receivables (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables
Write-offs	R$ (685,581)	R$ (703,325)	R$ (636,366)
(Losses)/reversal with state entities - related parties	(1,208)	(903)	2,738
(Losses)/reversal with the private sector / government entities	(41,793)	(21,103)	(209,360)
Recoveries	170,793	72,411	60,931
Amount recorded expense (Note 31)	R$ (557,789)	R$ (652,920)	R$ (782,057)